Share-based compensation plans - equity-settled and cash-settled (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	$ 18,821	$ 18,433
Expenses (recoveries) under its cash-settled plan	3,597	134
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	4,744	4,941
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	7,690	6,186
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	2,542	2,833
Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	3,845	4,473
Deferred Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under its cash-settled plan	2,922	(42)
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under its cash-settled plan	$ 675	$ 176